Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax
Beginning balance	¥ 38,316	¥ 18,169
Additions	355,907	28,134
Reversals	(10,413)	(7,987)
Ending balance	¥ 383,810	¥ 38,316